LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON-CANCELABLE OPERATING LEASES

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2021	As of Dec 31, 2020
Within 1 year	249,384	295,108
After 1 year but within 5 years	311,561	477,773
Total lease payments	560,945	772,881
Less: imputed interest	(107,237)	(60,793)
Total lease obligations	453,708	712,088
Less: current obligations	(162,178)	(270,556)
Long-term lease obligations	291,530	441,532

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For year ended
	Dec 31, 2021	Dec 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	323,509	302,788
Right-of-use assets obtained in exchange for operating lease liabilities	579,998	720,867
Remaining lease term for operating lease (years)	0.25 to 3.75	1.25 to 4.58
Weighted average discount rate for operating lease	4.75%	4.75%